Financial Risk Management	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Risk Management
Financial Risk Management
We are exposed to certain financial risks such as market risk (including foreign currency risk and interest rate risk), credit risk, liquidity risk and capital risk. Our overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potentially adverse effects on our financial performance. We use derivative financial instruments to hedge certain risk exposures. None of our transactions are entered into for trading or speculative purposes. We believe that market information is the most reliable and transparent measure for our derivative financial instruments that are measured at fair value.
Foreign Currency Risk Management
Our sales are predominately denominated in euros. Exceptions may occur on a customer by customer basis. Our cost of sales and other costs are mainly denominated in euros, to a certain extent in US dollars, Taiwanese dollars and Japanese yen and to a limited extent in other currencies. Therefore, we are exposed to foreign currency exchange risk.
It is our policy to hedge material transaction exposures, such as forecasted sales and purchase transactions, and material net remeasurement exposures, such as accounts receivable and payable. We hedge these exposures through the use of foreign exchange contracts.
As of December 31, 2016, accumulated OCI includes EUR 10.4 million (2015: gain EUR 2.0 million and 2014: gain EUR 16.3 million) (net of taxes: 2016: EUR 9.3 million; 2015: EUR 1.8 million; 2014: EUR 14.5 million) representing the total anticipated gain to be released to cost of sales, which will offset the EUR equivalent of foreign currency denominated forecasted purchase transactions. All amounts are expected to be released over the next 12 months. As of December 31, 2016, accumulated OCI includes EUR 0.2 million (2015 and 2014: no amount), representing the total anticipated gain to be released to sales. The effectiveness of all contracts for which we apply hedge accounting is monitored on a quarterly basis throughout the life of the hedges. During 2014, 2015 and 2016, no ineffective hedge relationships were recognized.
As of December 31, 2016 an amount of EUR 2.8 million gain (2015: EUR 0.7 million loss) was recognized in accumulated OCI representing the effective portion of hedges on net investments.
Interest Rate Risk Management
We have interest-bearing assets and liabilities that expose us to fluctuations in market interest rates. We use interest rate swaps to align the interest-typical terms of interest-bearing liabilities with the interest-typical terms of interest-bearing assets. There may be residual interest rate risk to the extent the asset and liability positions do not fully offset.
As part of our hedging policy, we use interest rate swaps to hedge changes in fair value of our Eurobonds due to changes in market interest rates, thereby offsetting the variability of future interest receipts on part of our cash and cash equivalents. During 2016, these hedges were highly effective in hedging the fair value exposure to interest rate movements. The changes in fair value of the Eurobonds were included in the Consolidated Statements of Operations in the same period as the changes in the fair value of the interest rate swaps.
Furthermore, as part of our hedging policy, we use interest rate swaps to hedge the variability of future interest cash flows relating to certain of our operating lease obligations. During 2016, these hedges were highly effective in hedging the cash flow exposure to interest rate movements.
Financial Instruments
We use foreign exchange contracts to manage our foreign currency risk and interest rate swaps to manage our interest rate risk. The following table summarizes the notional amounts and estimated fair values of our derivative financial instruments:

As of December 31	2015		2016
(in thousands)	Notional amount EUR	Fair Value EUR	Notional amount EUR	Fair Value EUR

Forward foreign exchange contracts	898,227	(2,675)	1,311,599	(63,517)
Interest rate swaps	1,013,053	115,618	3,263,053	83,676

The following table summarizes our derivative financial instruments per category:

As of December 31	2015		2016
(in thousands)	Assets EUR	Liabilities EUR	Assets EUR	Liabilities EUR

Interest rate swaps — cash flow hedges	—	2,716	—	1,703
Interest rate swaps — fair value hedges	118,334	—	120,025	34,646
Forward foreign exchange contracts — cash flow hedges	2,932	1,288	10,746	359
Forward foreign exchange contracts — net investment hedge	—	738	2,831	—
Forward foreign exchange contracts — no hedge accounting	12,537	16,118	457	77,192
Total	133,803	20,860	134,059	113,900

Less non-current portion:
Interest rate swaps — cash flow hedges	—	1,878	—	567
Interest rate swaps — fair value hedges	81,777	—	89,516	37,496
Total non-current portion	81,777	1,878	89,516	38,063

Total current portion	52,026	18,982	44,543	75,837

The fair value part of a hedging derivative financial instrument that has a remaining term of 12 months or less after balance sheet date is classified as current asset or liability. When the fair value part of a hedging derivative has a term of more than 12 months after balance sheet date, it is classified as non-current asset or liability. The current portion of derivative financial instruments is included in other current assets and current accrued and other liabilities in the Consolidated Balance Sheets. The non-current portion of derivative financial instruments is included in other non-current assets and non-current accrued and other liabilities in the Consolidated Balance Sheets.
For further information regarding our derivative financial instruments, see Note 3.
Foreign Exchange Contracts
The notional principal amounts of the outstanding forward foreign exchange contracts in the main currencies US dollar, Japanese yen and Taiwanese dollar at December 31, 2016 are USD 965.0 million, JPY 1.5 billion and TWD 14.6 billion (2015: USD 517.5 million, JPY 34.7 billion and TWD 4.3 billion).
The hedged highly probable forecasted transactions denominated in foreign currency are expected to occur at various dates during the coming 12 months. Gains and losses recognized in OCI on forward foreign exchange contracts as of December 31, 2016 will be recognized in the Consolidated Statements of Operations in the period during which the hedged forecasted transactions affect the Consolidated Statements of Operations.
In 2016, we recognized a net amount of EUR 2.4 million loss (2015: EUR 22.0 million gain; 2014: EUR 6.7 million loss) in the Consolidated Statements of Operations resulting from effective cash flow hedges for forecasted sales and purchase transactions that occurred in the year. Furthermore, we recognized a net amount of EUR 81.2 million loss in the Consolidated Statements of Operations resulting from derivative financial instruments measured at fair value through profit or loss (2015: EUR 129.9 million loss; 2014: EUR 119.3 million loss), which is almost fully offset by the revaluation of the hedged monetary items.
Interest Rate Swaps
The notional principal amount of the outstanding interest rate swap contracts as of December 31, 2016 was EUR 3,263.1 million (2015: EUR 1,013.1 million).
Credit Risk Management
Financial instruments that potentially subject us to significant concentration of credit risk consist principally of cash and cash equivalents, short-term investments, derivative financial instruments used for hedging activities, accounts receivable and finance receivables.
Cash and cash equivalents, short-term investments and derivative financial instruments contain an element of risk of the counterparties being unable to meet their obligations. Our risk management program focuses appropriately on the current environment of uncertainty in the financial markets. We invest our cash and cash equivalents and short-term investments in short-term deposits with financial institutions that have good credit ratings and in money market funds that invest in highly-rated short-term debt securities of financial institutions and governments. To mitigate the risk that our counterparties in hedging transactions are unable to meet their obligations, we enter into transactions with a limited number of major financial institutions that have good credit ratings and closely monitor their creditworthiness. Concentration risk is mitigated by limiting the exposure to each of the individual counterparties.
Our customers consist of IC manufacturers located throughout the world. We perform ongoing credit evaluations of our customers’ financial condition. We mitigate credit risk through additional measures, including the use of down payments, letters of credit, and contractual ownership retention provisions. Retention of ownership enables us to recover the systems in the event a customer defaults on payment.
Capital Risk Management
We manage our capital availability risk by maintaining a conservative financial policy that focuses on liquidity and financial stability throughout industry cycles. This is pursued by maintaining a capital structure that supports a solid investment grade credit rating.